Contents of Significant Accounts - Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,991,804
Ending balance	5,198,247	$ 2,991,804
Net carrying amount:
Intangible assets	5,198,247	2,991,804	$ 173,796
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,842,561	9,349,370
Additions	3,325,193	826,531
Write-off	(1,975,688)	(1,589,850)
Disposal of a subsidiary	(93)	(176)
Acquisition of a subsidiary	1,318,754
Reclassifications	53,661	474,127
Exchange effect	(470,717)	(217,441)
Ending balance	11,093,671	8,842,561
Net carrying amount:
Intangible assets	8,842,561	8,842,561
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,850,757	5,561,861
Amortization	2,166,610	1,912,802
Write-off	(1,975,688)	(1,589,850)
Disposal of a subsidiary	(93)
Reclassifications	414
Exchange effect	(153,974)	(34,056)
Ending balance	5,895,424	5,850,757
Impairment loss	7,398
Net carrying amount:
Intangible assets	5,850,757	5,850,757
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,012
Ending balance	7,614	15,012
Net carrying amount:
Intangible assets	15,012	15,012
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,012	15,188
Additions	0	0
Write-off	0	0
Disposal of a subsidiary	0	(176)
Acquisition of a subsidiary	0
Reclassifications	0	0
Exchange effect	0	0
Ending balance	15,012	15,012
Net carrying amount:
Intangible assets	15,012	15,012
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Amortization	0	0
Write-off	0	0
Disposal of a subsidiary	0
Reclassifications	0
Exchange effect	0	0
Ending balance	7,398	0
Impairment loss	7,398
Net carrying amount:
Intangible assets	0	0
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	524,155
Ending balance	2,395,972	524,155
Net carrying amount:
Intangible assets	524,155	524,155
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,125,804	1,080,726
Additions	1,666,599	0
Write-off	(383,745)	(422,591)
Disposal of a subsidiary	0	0
Acquisition of a subsidiary	964,903
Reclassifications	53,661	474,127
Exchange effect	(80,074)	(6,458)
Ending balance	3,347,148	1,125,804
Net carrying amount:
Intangible assets	1,125,804	1,125,804
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	601,649	670,014
Amortization	760,010	357,624
Write-off	(383,745)	(422,591)
Disposal of a subsidiary	0
Reclassifications	414
Exchange effect	(27,152)	(3,398)
Ending balance	951,176	601,649
Impairment loss	0
Net carrying amount:
Intangible assets	601,649	601,649
Patent and technology license fee [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,668,218
Ending balance	1,884,282	1,668,218
Net carrying amount:
Intangible assets	1,668,218	1,668,218
Patent and technology license fee [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,511,629	4,687,751
Additions	806,915	214,278
Write-off	(953,128)	(179,418)
Disposal of a subsidiary	0	0
Acquisition of a subsidiary	198,181
Reclassifications	0	0
Exchange effect	(380,092)	(210,982)
Ending balance	4,183,505	4,511,629
Net carrying amount:
Intangible assets	4,511,629	4,511,629
Patent and technology license fee [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,843,411	2,585,190
Amortization	531,790	468,296
Write-off	(953,128)	(179,418)
Disposal of a subsidiary	0
Reclassifications	0
Exchange effect	(122,850)	(30,657)
Ending balance	2,299,223	2,843,411
Impairment loss	0
Net carrying amount:
Intangible assets	2,843,411	2,843,411
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	784,419
Ending balance	910,379	784,419
Net carrying amount:
Intangible assets	784,419	784,419
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,190,116	3,565,705
Additions	851,679	612,253
Write-off	(638,815)	(987,841)
Disposal of a subsidiary	(93)	0
Acquisition of a subsidiary	155,670
Reclassifications	0	0
Exchange effect	(10,551)	(1)
Ending balance	3,548,006	3,190,116
Net carrying amount:
Intangible assets	3,190,116	3,190,116
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,405,697	2,306,657
Amortization	874,810	1,086,882
Write-off	(638,815)	(987,841)
Disposal of a subsidiary	(93)
Reclassifications	0
Exchange effect	(3,972)	(1)
Ending balance	2,637,627	2,405,697
Impairment loss	0
Net carrying amount:
Intangible assets	$ 2,405,697	$ 2,405,697